Item 1.05 Material Cybersecurity Incident.	Aug. 25, 2025
Material Cybersecurity Incident [Abstract]
Item 1.05 Material Cybersecurity Incident.

Item 1.05 Material Cybersecurity Incident.

On August 25, 2025, Wytec International, Inc. (the “Company”) became aware of a cybersecurity incident in which a bad actor published a defaced website at the Company’s web address, wytecintl.com. After the Company restored the website from back-ups, the bad actor was able to deface the website again. To date the Company has received no contact from the bad actor, nor is it aware of any reason for this attack. On August 25, 2025, the Company took the website down, placing a temporary page on the site, while the Company continues to review the entire web platform, so that the site may return as soon as security has been confirmed. The Company anticipates these measures will lead to the full restoration and functionality of the Company’s website. Moving forward, the Company plans on taking appropriate steps, including implementing additional cybersecurity measures, to prevent further attacks. As a result of this incident, in addition to losses arising from the website being inoperable, the Company was forced to cancel a seminar scheduled for September 2, 2025. The financial losses from this incident are difficult to quantify at this point, but will likely be significant. The Company is working with forensic specialists and has reported the matter to the Federal Bureau of Investigations. The Company will provide updated guidance regarding how it will further address this incident once its full assessment is complete.